FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Commodity Contracts on the Consolidated Statements of Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Financial Instruments
Commodity contracts gain/(loss)	$ (274,432)	$ 75,742	$ (47,930)
Commodity Contracts
Derivative Financial Instruments
Change in fair value gain/(loss)	(111,406)	(17,110)	(59,516)
Net realized cash gain/(loss)	(163,026)	92,852	11,586
Commodity contracts gain/(loss)	$ (274,432)	$ 75,742	$ (47,930)